Submission	Feb. 20, 2026
Submission [Line Items]
Central Index Key	0001730430
Registrant Name	Kiniksa Pharmaceuticals International, plc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A